Advances for Vessels Under Construction and Other Vessels' Costs	6 Months Ended
Jun. 30, 2025
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
5.	Advances for Vessels Under Construction and Other Vessels’ Costs

From March 2023 to April 2024, the Company, through its newly established subsidiaries named Nakaza Shipping Company Inc., Sri Lanka Shipping Company Inc., Guadeloupe Shipping Company Inc., and Saint Barth Shipping Company Inc. entered into four shipbuilding contracts with Chinese shipyards for the construction of three product/crude oil tankers of approximately 114,000 dwt each, and one product oil/chemical tanker of approximately 75,000 dwt. The newbuildings (named H1515, H1596, H1597 and H1624) have gross contract prices of $63,250, $64,845, $64,845 and $56,533, respectively, and the Company expects to take delivery of them gradually from the third quarter 2025 to the first quarter 2027. The shipbuilding contracts provide that the purchase price of each newbuilding will be paid in five installments, each falling at the contract signing, steel cutting, keel laying, launching, and at the delivery of each vessel.
Through December 31, 2024, the Company has paid, according to the terms of the shipbuilding contracts, the first installments for the four Hulls H1515, H1596, H1597 and H1624, and the second installment for the Hulls H1515 and H1596, being $50,231 in aggregate, which were capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet of December 31, 2024, along with interest amounting to $2,975 and other paid costs of $5,264 relating to the four hulls. During the six months ended June 30, 2025,  the Company further paid the third and fourth installments for each of H1515 and H1596, and the second installment for H1597, being $32,103 in aggregate, which were capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet of June 30, 2025, along with interest amounting to $1,282 and other paid costs of $448 relating to the four hulls.

	June 30, 2025	December 31, 2024
Pre-delivery installments	$82,333	$50,230
Capitalized costs	9,968	8,238
Total	$92,301	$58,468